Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (1,034,681)	$ (1,184,497)	$ (1,576,311)	$ (3,921,428)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,016	8,160	10,687	11,626
Bad debt expense	6,646	758	23,244	26,771
Amortization of deferred financing costs	59,761	2,124	2,832	13,269
Amortization of beneficial conversion option	188,385			195,591
Stock issued for services	57,500	62,500	62,500
Stock options compensation	91,063	113,589	137,878	430,000
Note conversion warrant expense		137,970	137,970	2,083,328
Note offer warrant expense	54,015		97,435
Changes in operating assets and liabilities:
Accounts receivable	(204,219)	(112,814)	(65,713)	(144,738)
Prepaid expenses and other current assets	(14,338)	(125,544)	(104,099)	(853)
Accounts payable and accrued expenses	63,275	(116,262)	(24,628)	256,104
Other long-term liabilities - related parties	24,806	(12,852)	(11,727)	323,315
Deferred interest expense	(3,230)	23,226	21,984	32,837
Deferred revenues	(103,403)	(46,007)	27,267	74,195
Total adjustments	229,277	(65,152)	315,630	3,301,445
Net cash used in operating activities	(805,404)	(1,249,649)	(1,260,681)	(619,983)
Cash flows from investing activities:
Purchases of property and equipment	(14,202)	(6,867)	(6,867)	(5,558)
Net cash used in investing activities	(14,202)	(6,867)	(6,867)	(5,558)
Cash flows from financing activities:
Sale of Common Stock		559,285	559,285	1,209,633
Exercise of stock options		3,500	3,499
Payment of deferred financing costs	(103,328)		(53,029)
Proceeds from notes payable	560,000		315,000
Proceeds from notes payable - related parties	150,000		375,000	582,000
Repayment of notes payable	(268,195)	(180,000)	(266,573)	(204,401)
Repayment of notes payable - related parties	(25,114)	(83,834)	(92,806)	(28,654)
Net cash provided by financing activities	313,363	298,951	840,376	1,558,578
Net increase (decrease) in cash	(506,243)	(957,565)	(427,172)	933,037
Cash - beginning of period	689,946	1,117,118	1,117,118	184,081
Cash - end of period	183,703	159,553	689,946	1,117,118
Supplemental disclosure of cash flow information:
Cash paid during the period for interest and taxes	89,071	35,808	56,702	47,633
Supplemental disclosure of non-cash financing activities:
Accrued interest notes payable converted to equity		35,038	35,039	62,294
Accrued interest notes payable related parties converted to equity				366,484
Discount on notes payable for beneficial conversion feature	248,523		121,154	170,091
Discount on notes payable - related parties for beneficial conversion feature			144,231
Discount on notes payable - related parties for warrants	38,836
Notes payable conversion warrant expense		113,762	113,762	1,647,610
Notes payable conversion underwriting warrant expense		24,207	24,208	435,718
Notes payable converted to equity		$ 135,000	135,000	225,800
Notes payable related parties converted to equity				$ 1,808,068